Voyage revenues (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Increase (Decrease) in Accounts Receivable	$ 27,473	$ (26,563)
Increase (Decrease) in Deferred Revenue	9,593	3,777
Decrease in deferred assets	(8,502)	1,831
Other Assets, Current	12,529		$ 12,991
Deferred Revenue, Current	21,268		11,675
Voyage revenues	511,878	306,996
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease in deferred assets	417
Other Assets, Current	1,770		$ 2,187
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	(4,497)	(1,953)
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (352)	$ 1,108